Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (1,509)	$ 428	$ (200)
Other comprehensive income (loss) before taxes:
Reclassifications of settlement and curtailment losses and prior service cost and actuarial loss amortization to earnings	73	85	160
Retirement benefit plans funded status adjustment (Note 9)	(92)	34	81
Net hedging gains (losses)	2	(6)	(16)
Reclassifications of net hedging losses to earnings	3	2	23
Net increase (decrease) in unrealized gain on available-for-sale securities		2	2
Other comprehensive income (loss) before taxes	(14)	117	250
Income tax expense (benefit) related to components of other comprehensive income (loss)	(5)	37	102
Other comprehensive income (loss), net of income taxes	(9)	80	148
Comprehensive income (loss)	(1,518)	508	(52)
Less: Comprehensive income (loss) attributable to noncontrolling interests	175	194	129
Comprehensive income (loss) attributable to Sunoco, Inc. shareholders	$ (1,693)	$ 314	$ (181)